Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	Crown Electrokinetics Corp.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE
Entity Central Index Key	0001761696
Amendment Flag	false